Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization

1. Organization

The Business

NeuroRx, Inc. (the “Company” or “NeuroRx”) was formed on May 20, 2015 and is incorporated in the State of Delaware. The Company established a wholly owned subsidiary, NeuroRx 2015 LTD (Israel), in December 2015, for the purpose of managing the continued development of a subset of the Company’s technology.

The Company is a clinical stage pharmaceutical research and development company primarily engaged in the development of a drug regimen to treat patients with depression and suicidal ideation or behavior.

1. Organization

The Business

NeuroRx, Inc. (the “Company” or “NeuroRx”) was formed on May 20, 2015 and is incorporated in the State of Delaware. The Company established a wholly owned subsidiary, NeuroRx 2015 LTD (Israel), in December 2015, for the purpose of managing the continued development of a subset of the Company’s technology.

The Company is a clinical stage pharmaceutical research and development company primarily engaged in the development of a drug regimen to treat patients with depression and suicidal ideation or behavior.